Income Taxes Income/(Loss) from Operations Before Income Tax) (Detail) - USD ($) $ in Millions	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015	[1],[2],[3]	Dec. 31, 2014		Sep. 30, 2014	[1]	Jun. 30, 2014	[4],[5]	Mar. 31, 2014	[4],[6]	Dec. 31, 2013	[4],[7],[8]	Sep. 30, 2013	[4]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Income Tax Disclosure [Abstract]
United States	$ 1.6					$ 0.1												$ (12.1)	$ (92.2)	$ (159.4)		$ (127.8)		$ (179.5)
Foreign	(1.3)					(0.7)												(0.1)	(9.3)	(4.4)		(9.0)		15.8
Loss before income taxes	$ 0.3	$ 9.8		$ (72.1)		$ (0.6)	[1]	$ (100.9)		$ (59.5)		$ (31.5)		$ (27.6)		$ (18.2)		$ (12.2)	$ (101.5)	$ (163.8)	[1]	$ (136.8)	[4]	$ (163.7)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March?4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.